Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7. Property and Equipment, Net
Property and equipment consist of the following (in thousands):

	December 31,
	2021	2020
Lab equipment	$9,115	$3,514
Leasehold improvements	2,355	2,345
Lab equipment under capital leases	714	—
Computer equipment	58	58
Furniture and fixtures	142	109
Construction in progress	96	—

Property and equipment, gross	12,480	6,026
Less: accumulated depreciation and amortization	(2,162)	(1,126)

Property and equipment, net	$10,318	$4,900

Depreciation and amortization expense was $1.0 million and $0.6 million for the years ended December 31, 2021 and 2020, respectively.